Schedule of Investments February 28, 2022 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 74.4% (1)
Canadian Crude Oil Pipelines - 12.5% (1)
Enbridge Inc.	4,129,573	$178,314,962
Pembina Pipeline Corporation	3,313,369	112,667,617
		290,982,579
Canadian Natural Gas/Natural Gas Liquids Pipelines - 7.5% (1)
Keyera Corp.	3,146,575	73,705,572
TC Energy Corporation	1,907,944	102,475,672
		176,181,244
United States Energy Technology - 0.1% (1)
ESS Tech, Inc. (3)	454,808	2,360,453
United States Crude Oil Pipelines - 4.9% (1)
Plains GP Holdings, L.P. (2)	10,059,792	113,776,247
United States Natural Gas Gathering/Processing - 14.5% (1)
Antero Midstream Corporation	2,552,110	25,623,184
DT Midstream, Inc.	472,486	25,089,007
EnLink Midstream, LLC	2,099,128	18,682,239
Equitrans Midstream Corporation	5,573,600	35,726,776
Hess Midstream LP	562,781	17,986,481
Targa Resources Corp.	3,293,711	215,309,888
		338,417,575
United States Natural Gas/Natural Gas Liquids Pipelines - 32.6% (1)
Cheniere Energy, Inc.	1,793,388	238,341,265
Kinder Morgan, Inc.	9,608,792	167,192,981
ONEOK, Inc.	2,808,833	183,416,795
The Williams Companies, Inc.	5,489,149	171,700,581
		760,651,622
United States Renewables and Power Infrastructure - 2.3% (1)
Clearway Energy, Inc.	418,970	13,993,598
NextEra Energy Partners LP	369,709	28,840,999
Sempra Energy	80,485	11,607,547
		54,442,144
Total Common Stock
(Cost $1,152,791,186)		1,736,811,864

Master Limited Partnerships - 24.1% (1)
United States Crude Oil Pipelines - 1.6% (1)
Genesis Energy, L.P.	732,421	8,752,431
Nustar Energy L.P.	1,761,825	28,118,727
		36,871,158
United States Natural Gas Gathering/Processing - 3.7% (1)
Crestwood Equity Partners LP	514,504	15,831,288
Western Midstream Partners, LP	2,721,284	70,862,236
		86,693,524
United States Natural Gas/Natural Gas Liquids Pipelines - 11.2% (1)
DCP Midstream, LP	1,539,476	50,925,866
Energy Transfer LP	11,094,992	112,503,219
Enterprise Products Partners L.P.	4,014,741	98,039,975
		261,469,060
United States Other - 0.1% (1)
Westlake Chemical Partners LP	129,169	3,398,436
United States Refined Product Pipelines - 7.5% (1)
Magellan Midstream Partners, L.P.	805,593	39,087,372
MPLX LP	3,450,327	113,101,719
Phillips 66 Partners LP	543,653	22,925,847
		175,114,938
Total Master Limited Partnerships
(Cost $426,110,639)		563,547,116

Short-Term Investment - 5.3% (1)
United States Investment Company - 5.3% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $123,396,380)	123,396,380	123,396,380

Total Investments - 103.8% (1)
(Cost $1,702,298,205)		2,423,755,360
Liabilities in Excess of Other Assets, Net - (3.8%)(1)		(88,991,034)
Total Net Assets - 100.0%(1)		$2,334,764,326

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined by the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 28, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation technique

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:
	Level 1	Level 2	Level 3	Total
Common Stock	$1,736,811,864	$-	$-	$1,736,811,864
Master Limited Partnerships	563,547,116	-	-	563,547,116
Short-Term Investment	123,396,380	-	-	123,396,380
Total Investments	$2,423,755,360	$-	$-	$2,423,755,360

Refer to the Fund's Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 28, 2022, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.	9,372,593	1,019,622	(332,423)	10,059,792

	Value as of February 28, 2022	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.	$113,776,247	$-	$1,870,599	$1,517,407	$13,918,637